Spin-off (Tables)	12 Months Ended
Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Results of operations associated with discontinued operations (in thousands)

	Years Ended September 30,
	2016	2015	2014
Revenue	$—	41,800	129,162

Cost of operations	—	38,195	121,134
Operating profit	—	3,605	8,028
Interest expense	—	(33)	(102)
Income before income taxes	—	3,572	7,926
Provision for income taxes	—	1,393	3,091
Income from discontinued operations	$—	2,179	4,835

Assets and Liabilities of discontinued operations (in thousands)

Property and equipment, net	$42,174
Accounts receivable, net	7,119
Deferred costs	11,809
Other assets	32
Assets of discontinued operation	$61,134

Line of credit	$7,282
Accounts payable and accrued liabilities	11,489
Deferred compensation	717
Deferred income taxes	8,924
Liabilities of discontinued operation	$28,412